CONSOLIDATED STATEMENTS OF LOSS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue - Hardware	$ 23,866,645	$ 46,649,847	$ 45,690,706
Revenue - Software	25,389,636	16,172,885	18,597,383
Revenue - System integration	17,490,371	11,701,929	20,905,251
Revenue - Others	1,411,047	1,620,723	1,184,115
TOTAL REVENUE	68,157,699	76,145,384	86,377,455
Cost - Hardware sold	18,769,868	38,829,515	40,119,790
Cost - Software sold	11,438,935	10,309,838	8,904,134
Cost - System integration	14,141,775	8,477,128	15,964,817
Cost - Others	1,337,597	1,253,759	889,234
TOTAL COST	45,688,175	58,870,240	65,877,975
GROSS PROFIT	22,469,524	17,275,144	20,499,480
Administrative expenses	27,608,259	92,930,409	52,800,320
Research and development expenses	3,037,161	2,915,641	4,951,166
Selling expenses	9,042,005	8,820,434	9,786,220
Impairment of property, plant and equipment	827,319	29,976,990	11,809,432
Impairment of intangible assets and goodwill	11,914,144	2,008,249	26,901,574
LOSS FROM OPERATIONS	(29,959,364)	(119,376,579)	(85,749,232)
Subsidy income	2,237,079	3,063,005	1,709,246
Other income (loss), net	(260,746)	1,097,233	(1,466,789)
Interest income	435,381	460,381	343,289
Interest expense	(6,593,549)	(5,553,522)	(4,646,818)
LOSS BEFORE INCOME TAXES	(34,141,199)	(120,309,482)	(89,810,304)
Income tax benefit (expense )	4,388,901	(1,896,545)	(812,254)
NET LOSS	(29,752,298)	(122,206,027)	(90,622,558)
Less: Net loss attributable to the non-controlling interest	520,951	2,969,204	992,050
NET LOSS ATTRIBUTABLE TO THE COMPANY	$ (29,231,347)	$ (119,236,823)	$ (89,630,508)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic and Diluted	30,601,209	27,356,504	27,017,780
LOSS PER SHARE ATTRIBUTABLE TO THE COMPANY
Basic and Diluted	$ (0.96)	$ (4.36)	$ (3.32)